Convertible Notes Payable (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	May 31, 2024	May 31, 2025	Feb. 28, 2025
Convertible Notes Payable [Line Items]
Additional borrowings	$ 150,000
Interest rate	4%
Effective interest rate	9.50%
Borrowings amount	$ 100,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.8				$ 5.87
Additional borrowing		$ 35,063
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Debt discount	$ 60,732		$ 105,178	$ 96,332
Effective interest rate	10.00%			10.00%
Debt interest rate		4.00%		10.00%
Founders [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Debt discount				$ 12,694
Effective interest rate		10.00%		9.50%
Additional borrowings			$ 200,000
Debt instrument principal amount				$ 300,000